UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06223

Name of Fund:	Legg Mason Tax-Free Income Fund

Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:
Robert I. Frenkel
Legg Mason Tax-Free Income Fund
100 First Stamford Place, 7th Floor
Stamford, CT 06902

Registrant’s telephone number, including area code:
1-203-703-7046

Date of fiscal year end:
March 31

Date of reporting period:
07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Legg Mason Maryland Tax-Free Income Trust held no voting securities during the period covered by this report.  No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:	/s/ David R. Odenath

David R. Odenath,
President of Legg Mason Tax-Free Income Fund

Date:	August 21, 2009